Financial Instruments and Risk Management - Schedule of Classified Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Fair value through profit or loss, measured at amortized cost:Cash and cash equivalents	$ 6,872,894	$ 1,428,129	$ 2,567,868	$ 4,974,478
Accounts receivable			946,944
Accounts receivable, measured at amortized cost:Receivable from the sale of discontinued operations		18,000,000
Other liabilities, measured at amortized cost:Accounts payable and accrued liabilities	(1,730,361)	(1,725,708)	(3,040,422)
Other liabilities, measured at amortized cost:Convertible debentures	(3,341,246)	(3,089,033)
Other liabilities, measured at amortized cost:Covid 19 government support loans	$ (218,151)